OPERATING LEASES - Assets and liabilities recorded on the balance sheets (Details)	Jul. 31, 2020 USD ($)
OPERATING LEASES
Rights of use lease assets	$ 3,768,418
Operating lease liabilities, current	750,350
Operating lease liabilities, noncurrent	3,382,889
Present value of lease liabilities	$ 4,133,239